Note 3 - Subsequent events	0 Months Ended	3 Months Ended
	Jun. 30, 2012	Sep. 30, 2012
Subsequent Events [Text Block]

Subsequent events

Management has evaluated events and transactions occurring through July 3, 2012, the date the financial statements were issued. Such evaluation resulted in no adjustments to the accompanying financial statement.

Note 3 - Subsequent events

The registration statement for our IPO was declared effective on October 2, 2012 and we consummated the IPO and Private Placement on October 5, 2012. On October 3, 2012, our common stock commenced trading on the New York Stock Exchange under the symbol “JMI”. We sold to the public 7,250,000 shares and sold to SBBC 250,000 shares of common stock at a price of $20.00 per share. Net proceeds from the IPO and Private Placement totaled $150,000,000. On November 2, 2012, the underwriters in the IPO decided not to exercise their over-allotment option to purchase up to an additional 1,087,500 shares of common stock.

On October 5, 2012, we entered into a management agreement with ARRM that governs the relationship between us and our Manager, ARRM, and describes the services to be provided by the Manager and the compensation we pay our Manager for those services. Pursuant to the management agreement, ARRM is entitled to receive a monthly management fee equal to 1/12th of (a) 1.5% of Gross Equity Raised (as defined below) up to $1 billion and (b) 1.0% of Gross Equity Raised in excess of $1 billion. Pursuant to the management agreement, “Gross Equity Raised” is defined as an amount in dollars calculated as of the date of determination that is equal to (a) the initial equity capital of JAVELIN following the IPO and the Private Placement, plus (b) equity capital raised in public or private issuances of JAVELIN’s equity securities (calculated before underwriting fees and distribution expenses, if any are payable by us), less (c) capital returned to the stockholders of JAVELIN, as adjusted to exclude (d) one-time charges pursuant to changes in GAAP and certain non-cash charges after discussion between the Manager and the Board and approved by a majority of the Board.

ARRM will be entitled to receive a monthly management fee regardless of the performance of our portfolio. Accordingly, the payment of the monthly management fee may not decline in the event of a decline in our earnings and may cause us to incur losses.

Under the terms of the Management Agreement, ARRM is responsible for the costs incident to the performance of its duties, such as compensation of its employees and various overhead expenses. We are responsible for any costs and expenses that ARRM incurs solely on our behalf other than the various expenses specified in the Management Agreement.

The Management Agreement has an initial term of five years.  Following the initial term, the Management Agreement will automatically renew for successive one-year renewal terms unless terminated under certain circumstances. Either party must provide 180 days prior written notice of any such termination.

Additionally, on October 5, 2012, JAVELIN and ARRM entered into a sub-management agreement with SBBC (the "Sub-Management Agreement"). Pursuant to the Sub-Management Agreement, SBBC provides the following services to support ARRM's performance of services to us under the Management Agreement, in each case upon reasonable request by ARRM: (i) serving as a consultant to ARRM with respect to the periodic review of our investment guidelines; (ii) identifying for ARRM potential new lines of business and investment opportunities for us; (iii) identifying for and advising ARRM with respect to selection of independent contractors that provide investment banking, securities brokerage, mortgage brokerage and other financial services, due diligence services, underwriting review services, legal and accounting services, and all other services as may be required relating to our investments; (iv) advising ARRM with respect to our stockholder and public relations matters; (v) advising and assisting ARRM with respect to our capital structure and capital raising; and (vi) advising ARRM on negotiating agreements relating to programs established by the U.S. government. In exchange for such services, ARRM pays SBBC a monthly retainer of $115,000 and a sub-management fee of 25% of the net management fee earned by ARRM under the Management Agreement we entered into with ARRM. The Sub-Management Agreement continues in effect until it is terminated in accordance with its terms. SBBC is also the sub-manager of ARMOUR and provides ARRM the services described above in connection with ARRM’s management of ARMOUR.

On October 9, 2012, we commenced our operations.

On November 7, 2012, we announced a monthly dividend rate of $0.23 per outstanding common share of stock payable November 29, 2012 to holders of record on November 19, 2012 and payable December 28, 2012 to holders of record on December 14, 2012.

As of November 13, 2012, we have invested approximately $1.1 billion and $0.1 billion in Agency Securities and non-Agency Securities, respectively and have incurred liabilities of approximately $1.1 billion under repurchase agreements.

As of November 13, 2012, we have interest rate swap contracts with an aggregate notional balance of $0.3 billion and have entered into interest rate swaptions with an aggregate notional balance of $0.1 billion.

Events subsequent to the balance sheet date have been evaluated for inclusion in the accompanying financial statements through the issuance date.